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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Vertical Group, L.P.
                 -------------------------------
   Address:      25 DeForest Avenue
                 -------------------------------
                 Summit, NJ  07901
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-10845
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John E. Runnells
         -------------------------------
Title:   General Partner
         -------------------------------
Phone:   (908) 277-3737
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ John E. Runnells         Summit, New Jersey   November 14, 2005
   -------------------------------    ------------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          24
                                        --------------------

Form 13F Information Table Value Total:       $216,629
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

  NONE

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                           FORM 13F INFORMATIONAL TABLE

       COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------- -------------- --------  -------- --------- --- ---- ---------- --------- ---------------------
                                                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------- -------------- --------  -------- --------- --- ---- ---------- --------- --------- ------ ----
Advanced Magnetics Inc.   COM            00753P103       88     9,100 SH         SOLE        N/A        9,100
Allscripts Health
 Solutions                COM            01988P108    8,159   452,800 SH         SOLE        N/A      452,800
Am. Med. Systems          COM            02744M108    8,660   429,754 SH         SOLE        N/A      429,754
Celgene Corporation       COM            151020104   12,222   225,000 SH         SOLE        N/A      225,000
Dexcom Inc.               COM            252131107    2,158   185,686 SH         SOLE        N/A      185,686
EV3 Inc.                  COM            26928A200   52,532 2,801,724 SH         SOLE        N/A    2,801,724
Exact Sciences            COM            30063P105    1,221   671,050 SH         SOLE        N/A      671,050
Foxhollow Technologies    COM            35166A103    1,931    40,558 SH         SOLE        N/A       40,558
Guidant                   COM            401698105   18,016   261,521 SH         SOLE        N/A      261,521
Intuitive Surgical        COM            46120E602    2,250    30,700 SH         SOLE        N/A       30,700
Johnson & Johnson         COM            478160104    6,305    99,638 SH         SOLE        N/A       99,638
Kyphon                    COM            510577100   28,027   637,840 SH         SOLE        N/A      637,840
Lifecell                  COM            531927101    8,994   415,833 SH         SOLE        N/A      415,833
Lifecore Biomedical       COM            532187101   14,165 1,171,600 SH         SOLE        N/A    1,171,600
McKesson                  COM            58155Q103    1,636    34,474 SH         SOLE        N/A       34,474
Nortel Networks           COM            656568102      196    60,000 SH         SOLE        N/A       60,000
Orthologic                COM            68750J107       77    20,000 SH         SOLE        N/A       20,000
Possis Medical Corp.      COM            737407106    3,343   305,000 SH         SOLE        N/A      305,000
Sonosite Inc.             COM            83568G104      570    19,200 SH         SOLE        N/A       19,200
St. Jude Med Inc.         COM            790849103   20,826   445,000 SH         SOLE        N/A      445,000
Ventana Med.              COM            92276H106   17,224   452,417 SH         SOLE        N/A      452,417
Westell Technologies Inc. CLA            957541105       36    10,000 SH         SOLE        N/A       10,000
Wright Med.               COM            98235T107    6,706   271,723 SH         SOLE        N/A      271,723
Zix Corp.                 COM            98974P100    1,288   644,010 SH         SOLE        N/A      644,010